Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares		12 Months Ended
	Mar. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expected Volatility	66.88%
Dividend Yield	0.00%
Risk Free Interest Rate	1.24%
Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		28-Jul-20
Exercise Price		$ 2.51
Share price at acceptance date		$ 3.60
Expected Volatility		60.95%
Expected life after factoring		6 years 1 month 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.44%
Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		08-Apr-21
Exercise Price		$ 4.02
Share price at acceptance date		$ 2.21
Expected Volatility		66.74%
Expected life after factoring		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		0.65%
Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		05-Jul-21
Exercise Price		$ 3.65
Share price at acceptance date		$ 2.03
Expected Volatility		66.45%
Expected life after factoring		5 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.72%
Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		28-Jul-20
Exercise Price		$ 3.75
Share price at acceptance date		$ 3.60
Expected Volatility		60.95%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.44%
Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		05-Jul-21
Exercise Price		$ 3.41
Share price at acceptance date		$ 2.03
Expected Volatility		66.45%
Expected life after factoring		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		0.72%
Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		30-Jun-21
Exercise Price		$ 3.41
Share price at acceptance date		$ 2.09
Expected Volatility		66.48%
Expected life after factoring		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		0.77%
Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		25-Nov-20
Exercise Price		$ 3.41
Share price at acceptance date		$ 4.12
Expected Volatility		65.36%
Expected life after factoring		6 years
Dividend Yield		0.00%
Risk Free Interest Rate		0.30%
Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		30-Jun-21
Exercise Price		$ 3.41
Share price at acceptance date		$ 2.09
Expected Volatility		66.48%
Expected life after factoring		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		0.77%
Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		05-Jul-21
Exercise Price		$ 3.41
Share price at acceptance date		$ 2.03
Expected Volatility		66.45%
Expected life after factoring		5 years 6 months
Dividend Yield		0.00%
Risk Free Interest Rate		0.72%
Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		25-Sep-20
Exercise Price		$ 5.76
Share price at acceptance date		$ 5.02
Expected Volatility		63.16%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.34%
Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		16-Oct-20
Exercise Price		$ 4.78
Share price at acceptance date		$ 3.24
Expected Volatility		65.17%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.27%
Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		10-Nov-20
Exercise Price		$ 3.84
Share price at acceptance date		$ 3.22
Expected Volatility		65.06%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.30%
Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		24-Dec-20
Exercise Price		$ 3.60
Share price at acceptance date		$ 2.38
Expected Volatility		67.22%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.35%
Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		24-Dec-20
Exercise Price		$ 3.60
Share price at acceptance date		$ 2.38
Expected Volatility		67.22%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.35%
Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		29-Mar-21
Exercise Price		$ 2.67
Share price at acceptance date		$ 2.35
Expected Volatility		66.81%
Expected life after factoring		6 years 2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.66%
Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		30-Jun-21
Exercise Price		$ 0.00
Share price at acceptance date		$ 2.09
Expected Volatility		66.48%
Expected life after factoring		2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		0.77%
Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			14-May-20
Exercise Price			$ 1.87
Share price at acceptance date			$ 3.55
Expected Volatility			60.39%
Expected life after factoring			4 years 6 months
Dividend Yield			0.00%
Risk Free Interest Rate			0.37%
Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			17-Sep-19
Exercise Price			$ 1.62
Share price at acceptance date			$ 1.93
Expected Volatility			54.10%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.89%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			15-Mar-20
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.87
Expected Volatility			55.48%
Expected life after factoring			5 years 9 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.56%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			17-Dec-19
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.93
Expected Volatility			53.65%
Expected life after factoring			5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.82%
Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			27-Nov-19
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.83
Expected Volatility			53.85%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.73%
Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			27-Nov-19
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.83
Expected Volatility			53.85%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.73%
Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			13-Sep-19
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.88
Expected Volatility			54.02%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.93%
Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			16-Sep-19
Exercise Price			$ 1.47
Share price at acceptance date			$ 2.03
Expected Volatility			54.21%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.95%
Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			28-Mar-20
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.17
Expected Volatility			55.60%
Expected life after factoring			5 years 8 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.45%
Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			17-Dec-19
Exercise Price			$ 1.62
Share price at acceptance date			$ 1.93
Expected Volatility			53.65%
Expected life after factoring			6 years
Dividend Yield			0.00%
Risk Free Interest Rate			0.82%
Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			26-Mar-20
Exercise Price			$ 1.47
Share price at acceptance date			$ 1.17
Expected Volatility			58.30%
Expected life after factoring			5 years 9 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.47%
Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			28-Jan-20
Exercise Price			$ 1.98
Share price at acceptance date			$ 2.86
Expected Volatility			56.63%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.71%
Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			27-Nov-19
Exercise Price			$ 1.83
Share price at acceptance date			$ 1.83
Expected Volatility			53.80%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.73%
Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			25-Nov-19
Exercise Price			$ 1.80
Share price at acceptance date			$ 1.80
Expected Volatility			53.82%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.82%
Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			10-Apr-20
Exercise Price			$ 1.98
Share price at acceptance date			$ 1.97
Expected Volatility			57.65%
Expected life after factoring			5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.45%
Series 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			24-May-20
Exercise Price			$ 3.38
Share price at acceptance date			$ 3.79
Expected Volatility			60.56%
Expected life after factoring			6 years
Dividend Yield			0.00%
Risk Free Interest Rate			0.40%
Series 60
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			25-May-20
Exercise Price			$ 2.51
Share price at acceptance date			$ 3.79
Expected Volatility			60.56%
Expected life after factoring			6 years 2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.40%
Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				03-Sep-18
Exercise Price				$ 1.52
Share price at acceptance date				$ 1.52
Expected Volatility				52.31%
Expected life after factoring				5 years 9 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				2.16%
Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				24-Oct-18
Exercise Price				$ 1.87
Share price at acceptance date				$ 1.70
Expected Volatility				52.78%
Expected life after factoring				5 years 10 months 24 days
Dividend Yield				0.00%
Risk Free Interest Rate				2.27%
Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				17-Jan-19
Exercise Price				$ 1.72
Share price at acceptance date				$ 1.59
Expected Volatility				54.40%
Expected life after factoring				5 years 7 months 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.91%
Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				20-Dec-18
Exercise Price				$ 1.33
Share price at acceptance date				$ 1.33
Expected Volatility				54.11%
Expected life after factoring				6 years 1 month 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				2.01%
Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				07-Jun-19
Exercise Price				$ 1.45
Share price at acceptance date				$ 1.33
Expected Volatility				53.92%
Expected life after factoring				5 years 9 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.14%
Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				04-Jun-19
Exercise Price				$ 1.45
Share price at acceptance date				$ 1.33
Expected Volatility				53.95%
Expected life after factoring				5 years 9 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.19%
Series 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				04-Apr-19
Exercise Price				$ 1.48
Share price at acceptance date				$ 1.49
Expected Volatility				54.22%
Expected life after factoring				6 years 1 month 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.50%
Series 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date				29-May-19
Exercise Price				$ 1.48
Share price at acceptance date				$ 1.48
Expected Volatility				53.98%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.18%